Consideration payable - Schedule of consideration payable (Details) - USD ($)	1 Months Ended	12 Months Ended
	May 25, 2019	Jan. 31, 2020	May 24, 2019	Jan. 31, 2019	Jan. 23, 2019	Jan. 01, 2019	Jan. 31, 2018
Disclosure of detailed information about business combination [line items]
Consideration payable		$ 846,256		$ 1,375,268			$ 0
Consideration paid-cash		(1,375,268)
Current portion		846,256
Longterm portion		$ 0
Silver State acquisition
Disclosure of detailed information about business combination [line items]
Consideration payable						$ 1,143,873
Date of acquisition		Jan. 01, 2019
Megawood acquisition
Disclosure of detailed information about business combination [line items]
Consideration payable					$ 231,395
Date of acquisition		Jan. 23, 2019
Swell Companies Limited ("Swell")
Disclosure of detailed information about business combination [line items]
Consideration payable	$ 846,256		$ 9,775,129
Date of acquisition	May 25, 2019